Post balance sheet events	12 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	36. Post balance sheet events
On 6 May 2025, NGG Finance plc issued an irrevocable notice of redemption for the £1 billion 5.625% fixed rate resettable capital securities.
This was to redeem all outstanding securities on the first optional redemption date of 8 June 2025. The maturity of the securities as at the reporting date was 18 June 2073. In light of this information, the Group estimates that the financial effect of the settlement of this liability for cash in full is the face value of the borrowing as well as the interest accrued, which amounted to £1,044 million as at 31 March 2025.